COMMITMENTS AND CONTINGENCIES - Narrative (FY) (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) ft² rental_location	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Number of locations with option to extend lease | rental_location			2
Optional extension period			3 years
Provision for notice to extend lease			9 months
Lease cost	$ 0.4	$ 0.6	$ 2.0	$ 2.2
Lease reserve	$ 3.0		$ 4.2
Number of properties under lease termination agreement | rental_location			12
Number of properties under lease termination agreement, rental area | ft²			62,113
Decrease in cash for rent expense			$ 1.9
Payment made to release all future obligations			$ 0.4
Unit redemption rights ratio	1		1
Accounts Payable and Accrued Liabilities
Lessee, Lease, Description [Line Items]
Lease reserve	$ 1.3		$ 1.7
Other Noncurrent Liabilities
Lessee, Lease, Description [Line Items]
Lease reserve	$ 1.7		$ 1.9